OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
NOTE 10:-	OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2016	2015

Payroll and related accruals	$1,269	$1,700
Accrued expenses – subcontractors	129	79
Accrued expenses	447	464
Accrued interest due to shareholders loan	71	115
Tax authorities	31	224
Derivatives instruments	8	23
Others	32	25

	$1,987	$2,630